UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Level Global Investors LP
Address: 537 Steamboat Road, 4th Floor
         Greenwich, CT  06830

13F File Number:  28-10737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Canzoneri
Title:     Chief Financial Officer
Phone:     203-863-5800

Signature, Place, and Date of Signing:

      /s/  Lawrence Canzoneri     Greenwich, CT     November 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $1,241,995 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    49480  1020000 SH       SOLE                  1020000        0        0
ASIAINFO HLDGS INC             COM              04518A104     4450   484720 SH       SOLE                   484720        0        0
ASSURANT INC                   COM              04621X108    30250   550000 SH       SOLE                   550000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    35000  1000000 SH       SOLE                  1000000        0        0
BPW ACQUISITION CORP           UNIT 99/99/9999  055637201     9010  1000000 SH       SOLE                  1000000        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    11562   300000 SH       SOLE                   300000        0        0
CATERPILLAR INC DEL            COM              149123101     6770  1100000 SH  PUT  SOLE                  1100000        0        0
CUMMINS INC                    COM              231021106     4750   800000 SH  PUT  SOLE                   800000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    57456   630000 SH       SOLE                   630000        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    41738  1576200 SH       SOLE                  1576200        0        0
ELECTRONIC ARTS INC            COM              285512109    13275  2000000 SH  PUT  SOLE                  2000000        0        0
ELECTRONIC ARTS INC            COM              285512109   128876  3484082 SH       SOLE                  3484082        0        0
EXXON MOBIL CORP               COM              30231G102    19415   250000 SH       SOLE                   250000        0        0
FIFTH THIRD BANCORP            COM              316773100    15470  1300000 SH       SOLE                  1300000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    19840   155000 SH       SOLE                   155000        0        0
GOOGLE INC                     CL A             38259P508    22309    55700 SH       SOLE                    55700        0        0
HEWLETT PACKARD CO             COM              428236103     2940   600000 SH  PUT  SOLE                   600000        0        0
ISHARES TR                     TRANSP AVE IDX   464287192     9098   110000 SH       SOLE                   110000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    50559  2024800 SH       SOLE                  2024800        0        0
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    24159  1714617 SH       SOLE                  1714617        0        0
METABOLIX INC                  COM              591018809     2288   210290 SH       SOLE                   210290        0        0
MOLSON COORS BREWING CO        CL B             60871R209    14025   300000 SH       SOLE                   300000        0        0
MORGAN STANLEY                 COM NEW          617446448     1120   200000 SH  CALL SOLE                   200000        0        0
MORGAN STANLEY                 COM NEW          617446448     4600   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101    30138   600000 SH       SOLE                   600000        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    58818   915600 SH       SOLE                   915600        0        0
NRDC ACQUISITION CORP          UNIT 99/99/9999  62941R201    11856  1300000 SH       SOLE                  1300000        0        0
PETRO-CDA                      COM              71644E102      130   100000 SH  CALL SOLE                   100000        0        0
QUALCOMM INC                   COM              747525103    29692   691000 SH       SOLE                   691000        0        0
QUEST SOFTWARE INC             COM              74834T103    20893  1646444 SH       SOLE                  1646444        0        0
RANGE RES CORP                 COM              75281A109    27222   635000 SH       SOLE                   635000        0        0
SALESFORCE COM INC             COM              79466L302      725   100000 SH  PUT  SOLE                   100000        0        0
SANDRIDGE ENERGY INC           COM              80007P307     4900   250000 SH       SOLE                   250000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101   110439  3041569 SH       SOLE                  3041569        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106    33670  1561700 SH       SOLE                  1561700        0        0
SINA CORP                      ORD              G81477104    17320   492047 SH       SOLE                   492047        0        0
SOTHEBYS                       COM              835898107    51819  2583225 SH       SOLE                  2583225        0        0
SOUTHWESTERN ENERGY CO         COM              845467109     6108   200000 SH       SOLE                   200000        0        0
SPORTS PPTYS ACQUISITION COR   UNIT 99/99/9999  84920F206     9350  1000000 SH       SOLE                  1000000        0        0
SUCCESSFACTORS INC             COM              864596101     3106   284994 SH       SOLE                   284994        0        0
SUNCOR ENERGY INC              COM              867229106    21070   500000 SH       SOLE                   500000        0        0
TRANSOCEAN INC NEW             SHS              G90073100    54096   492500 SH       SOLE                   492500        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     6560    65000 SH       SOLE                    65000        0        0
URS CORP NEW                   COM              903236107    49505  1350000 SH       SOLE                  1350000        0        0
VIRGIN MEDIA INC               COM              92769L101    79061 10007717 SH       SOLE                 10007717        0        0
WASHINGTON MUT INC             COM              939322103     7900  2000000 SH  PUT  SOLE                  2000000        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     8799   350000 SH       SOLE                   350000        0        0
WELLS FARGO & CO NEW           COM              949746101     1305   900000 SH  PUT  SOLE                   900000        0        0
XTO ENERGY INC                 COM              98385X106    19073   410000 SH       SOLE                   410000        0        0